Business Combinations - Additional Information (Detail) € in Thousands, $ in Thousands, $ in Thousands			12 Months Ended
	Feb. 01, 2024	Mar. 17, 2023	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [Line Items]
Revenue from continuing operations			$ 597,015,838	$ 18,207,253		$ 586,489,731
Profit from continuing operations			33,865,233	1,032,791			$ 37,084,732
ASEPCAYMAN [Member]
Disclosure of subsidiaries [Line Items]
Aggregate Consideration Transferred To Associates			725,059	22,112	€ 20,403
Proportion of ownership interest in associate	100.00%
CHE [Member]
Disclosure of subsidiaries [Line Items]
Aggregate Consideration Transferred To Associates			$ 1,713,092	$ 52,245	€ 48,239
Proportion of ownership interest in associate	100.00%
Universal Global Technology Co., Limited (UGT) [member]
Disclosure of subsidiaries [Line Items]
Proportion of ownership interest in associate		75.10%
Universal Global Technology Co., Limited (UGT) [member] | Ample Trading [member]
Disclosure of subsidiaries [Line Items]
Proportion of ownership interest in associate		24.90%
USISH [Member] | Universal Global Technology Co Limited [Member]
Disclosure of subsidiaries [Line Items]
Aggregate Consideration Transferred To Associates						$ 2,317,201	$ 71,452